Right-of-Use asset (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of Right of use assets [Abstract]
Summary of Right of Use Asset

	Category of Right-of-Use asset
	Land		Buildings		Plant and equipment (1)		Vehicles		Total
Gross carrying value:
As at April 1, 2023	₹	1,278	₹	27,946	₹	2,580	₹	865	₹	32,669
Additions		65		6,505		264		251		7,085
Additions through Business combinations (Refer to Note 7)		-		33		-		-		33
Disposals		-		(6,203)		(636)		(271)		(7,110)
Translation adjustment		-		172		34		4		210
As at March 31, 2024	₹	1,343	₹	28,453	₹	2,242	₹	849	₹	32,887

Accumulated depreciation:
As at April 1, 2023	₹	77	₹	12,127	₹	1,192	₹	571	₹	13,967
Depreciation		21		5,485		444		181		6,131
Disposals		-		(4,439)		(561)		(244)		(5,244)
Translation adjustment		-		64		11		3		78
As at March 31, 2024	₹	98	₹	13,237	₹	1,086	₹	511	₹	14,932
Net carrying value as at March 31, 2024	₹	1,245	₹	15,216	₹	1,156	₹	338	₹	17,955

Gross carrying value:
As at April 1, 2024	₹	1,343	₹	28,453	₹	2,242	₹	849	₹	32,887
Additions		-		10,822		3,735		228		14,785
Disposals		(221)		(4,389)		(632)		(354)		(5,596)
Translation adjustment		-		152		100		17		269
As at March 31, 2025	₹	1,122	₹	35,038	₹	5,445	₹	740	₹	42,345

Accumulated depreciation:
As at April 1, 2024	₹	98	₹	13,237	₹	1,086	₹	511	₹	14,932
Depreciation		21		5,362		539		180		6,102
Disposals		(13)		(3,776)		(303)		(319)		(4,411)
Translation adjustment		-		81		34		9		124
As at March 31, 2025	₹	106	₹	14,904	₹	1,356	₹	381	₹	16,747
Net carrying value as at March 31, 2025	₹	1,016	₹	20,134	₹	4,089	₹	359	₹	25,598

(1) Including net carrying value of computer equipment amounting to ₹ 2 and ₹ 1 as at March 31, 2024 and 2025, respectively.

Disclosure of Lease Expenses

The Company recognized the following expenses in the consolidated statement of income:

	Year ended March 31,
	2023		2024		2025
Rent expense recognized under facility expenses pertaining to:
Leases of low-value assets	₹	261	₹	245	₹	232
Short-term leases		2,732		3,257		3,842
	₹	2,993	₹	3,502	₹	4,074